CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 169,526	$ 45,996
Restricted cash		113
Marketable securities	118,737	2,956
Research and development prepaid expenses	13,424	2,661
Other prepaid expenses and current assets	4,501	1,631
Total current assets	306,188	53,357
Restricted cash, non-current	1,106	1,024
Property and equipment, net	20,968	22,441
Operating lease right-of-use assets, net	12,723	12,783
Other long-term assets	7	7
Total assets	340,992	89,612
Current liabilities:
Accounts payable	9,624	1,118
Research and development accrued expenses	29,149	10,946
Other accrued expenses and current liabilities	10,580	7,087
Operating lease liabilities, current	1,557	1,720
Total current liabilities	50,910	20,871
Operating lease liabilities, non-current	29,165	30,860
Share repurchase liability	813	1,771
Total liabilities	80,888	53,502
Commitments and contingencies (Note 7)
Redeemable convertible preferred stock, $0.0001 par value; zero and 89,016,578 shares authorized as of December 31, 2024 and 2023, respectively; zero and 85,960,088 shares issued and outstanding as of December 31, 2024 and 2023, respectively; aggregate liquidation preference of zero and $370,540 as of December 31, 2024 and 2023, respectively		375,370
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 50,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2024; zero shares authorized, issued and outstanding as of December 31, 2023
Additional paid-in capital	918,610	25,055
Accumulated other comprehensive income (loss)	40	2
Accumulated deficit	(658,551)	(364,318)
Total stockholders' equity (deficit)	260,104	(339,260)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	340,992	89,612
Voting common stock
Stockholders' equity (deficit):
Common Stock	4	$ 1
Non-voting common stock
Stockholders' equity (deficit):
Common Stock	$ 1